Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 102 .40%
ASSET-BACKED SECURITIES — 13 .44% **
AGL CLO 13 Ltd.,
Series 2021-13A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.33% 10/20/34
1,2,3
$ 600,000 $ 598,474
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.79% 10/17/34
1,2,3
185,000 185,096
Aimco CLO 14 Ltd.,
Series 2021-14A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
700,000 517,020
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
1
605,000 595,178
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
635,000 607,136
AMSR Trust,
Series 2021-SFR3, Class G
3.80% 10/17/38
1
600,000 524,382
Barings CLO Ltd.,
Series 2022-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.80%)
7.19% 07/15/35
1,2,3
800,000 800,784
BCRED CLO LLC,
Series 2023-1A, Class A
(CME Term SOFR 3-Month plus 2.30%)
0.00% 01/20/36
1,2
1,200,000 1,204,328
BlueMountain CLO Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.03%)
7.41% 10/25/30
1,2,3
250,000 250,264
BMO SBA COOF Trust,
Series 2019-1, Class A (IO)
1.48% 10/25/45
1,4
2,423,742 80,837
Carvana Auto Receivables Trust,
Series 2020-P1, Class R
0.00% 09/08/27
1
1,300 122,766
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
1,500 177,386
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
1
3,050 459,459
Carvana Auto Receivables Trust,
Series 2023-N3, Class R
0.00% 09/10/30
1
2,200 541,353
Carvana Auto Receivables Trust,
Series 2023-N3, Class XS (IO)
0.00% 09/10/30
1
29,005,304 507,361
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust,
Series 2023-P1, Class R
0.00% 03/11/30
1
$ 3,100 $ 531,738
Carvana Auto Receivables Trust,
Series 2023-P2, Class R
0.00% 06/10/30
1
2,000 489,077
Carvana Auto Receivables Trust,
Series 2023-P3, Class R
0.00% 08/12/30
1
2,000 436,419
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.21% 10/24/30
1,2,3
575,000 573,074
CIFC Funding Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/18/31
1,3,4
575,000 235,520
CIFC Funding Ltd.,
Series 2022-2A, Class INCB
(Cayman Islands)
0.00% 04/19/35
1,3,4
475,000 375,624
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.03% 10/15/52
1,4
470,656 9,799
CoreVest American Finance Trust,
Series 2021-1, Class XB (IO)
1.50% 04/15/53
1,4
4,459,000 253,944
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.29% 05/15/32
1,2,3
860,000 856,930
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.56% 04/15/29
1,2,3
47,221 47,138
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.85% 08/15/30
1,2,3
8,795 8,810
Elmwood CLO VI Ltd.,
Series 2020-3A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.33% 10/20/34
1,2,3
440,000 441,076
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
1
1,688,000 1,603,754
FirstKey Homes Trust,
Series 2021-SFR3, Class E1
2.99% 12/17/38
1
944,000 849,446

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
6.77% 07/19/34
1,2,3
$ 1,290,360 $ 1,286,166
FRTKL,
Series 2021-SFR1, Class F
3.17% 09/17/38
1
1,779,000 1,555,977
Gilbert Park CLO Ltd.,
Series 2017-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.85% 10/15/30
1,2,3
284,616 284,630
GLS Auto Receivables Issuer Trust,
Series 2023-2A, Class D
6.31% 03/15/29
1
1,110,000 1,117,252
GoldenTree Loan Management U.S. CLO 17 Ltd.,
Series 2023-17A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.00%)
10.25% 07/20/36
1,2,3
850,000 860,078
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.83% 10/20/34
1,2,3
250,000 249,070
Golub Capital Partners CLO 42M-R,
Series 2019-42RA, Class A2R
(CME Term SOFR 3-Month plus 2.75%)
0.00% 01/20/36
1,2
800,000 800,740
Golub Capital Partners CLO 69M,
Series 2023-69A, Class B1
(CME Term SOFR 3-Month plus 3.25%)
8.66% 11/09/36
1,2
1,200,000 1,206,720
HOA Funding, LLC,
Series 2021-1A, Class A2
4.72% 08/20/51
1
821,100 637,198
HPS Loan Management Ltd.,
Series 2023-18A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.75%)
11.08% 07/20/36
1,2,3
850,000 871,224
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
37,602 34,119
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
36,968 32,677
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.81% 04/19/33
1,2,3
1,000,000 999,890
Navient Student Loan Trust,
Series 2018-4A, Class B
(SOFR30A plus 1.41%)
6.75% 06/27/67
1,2
850,000 777,752
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.70% 04/15/34
1,2,3
$ 1,200,000 $ 1,198,717
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class SUB
(Cayman Islands)
0.00% 04/16/33
1,3,4
275,000 160,517
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.78% 11/20/30
1,2,3
267,878 268,007
OCP CLO Ltd.,
Series 2023-28A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.35%)
10.77% 07/16/36
1,2,3
900,000 916,835
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.36% 10/15/34
1,2,3
700,000 692,832
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.79% 01/17/31
1,2,3
356,908 357,363
Palmer Square CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
625,000 406,294
PHEAA Student Loan Trust,
Series 2014-3A, Class A
(SOFR30A plus 0.70%)
6.04% 08/25/40
1,2
22,714 22,378
Progress Residential Trust,
Series 2020-SFR1, Class G
4.03% 04/17/37
1
1,400,000 1,326,851
Progress Residential Trust,
Series 2021-SFR11, Class F
4.42% 01/17/39
1
1,250,000 1,071,795
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
1
819,000 752,139
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
1
1,250,000 1,107,821
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
1
1,488,000 1,299,701
Progress Residential Trust,
Series 2021-SFR9, Class E1
2.81% 11/17/40

1,531,000 1,260,160

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Progress Residential,
Series 2021-SFR1, Class H
5.00% 04/17/38
1
$ 1,400,000 $ 1,254,737
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
1,211,000 1,094,695
Progress Residential,
Series 2021-SFR4, Class F
3.41% 05/17/38
1
1,530,000 1,368,720
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 10/15/32
1,2,3
750,000 746,232
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.28%)
6.68% 10/15/29
1,2,3
43,408 43,367
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.87% 10/20/30
1,2,3
704,523 705,437
Rockford Tower CLO Ltd.,
Series 2023-1A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.32%)
10.67% 01/20/36
1,2,3
850,000 857,920
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class R
0.00% 08/15/28
1
2,000 376,527
Santander Consumer Auto Receivables Trust,
Series 2021-CA, Class R
0.00% 06/15/28
1
5,150 474,850
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
461,732 417,597
SLM Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.76%)
6.10% 07/25/39
2
139,022 129,593
SLM Student Loan Trust,
Series 2008-5, Class A4
(SOFR90A plus 1.96%)
7.30% 07/25/23
2
56,996 56,957
SLM Student Loan Trust,
Series 2008-7, Class A4
(SOFR90A plus 1.16%)
6.50% 07/25/23
2
11,524 11,339
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
2
10,000 9,349
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
1,3,4
$ 975,000 $ 581,978
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class B
(Bermuda)
2.52% 02/20/46
1,3
593,388 516,764
Tricon Residential Trust,
Series 2021-SFR1, Class F
3.69% 07/17/38
1
900,000 808,627
Voya CLO Ltd.,
Series 2018-4A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 01/15/32
1,2,3
250,000 249,538
Total Asset-Backed Securities
(Cost $46,208,224) 45,143,303
BANK LOANS — 3 .64% *
Communications — 0 .14%
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.98% 04/15/27
2
207,036 196,512
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
2
121,563 121,106
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.79% 03/31/31
2
150,000 149,719
467,337
Consumer Discretionary — 0 .37%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.32% 04/05/28
2
434,912 345,755
Hanesbrands, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.50%)
6.93% 11/19/26
2
198,965 195,732
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.70% 01/24/29
2,3
246,250 238,779
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
252,357 205,513
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.95% 10/01/26
2
243,125 244,710
1,230,489

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric — 0 .07%
Calpine Corp.,
Term Loan B9, 1st Lien
(SOFR plus 2.11%)
7.47% 04/05/26
2
$ 242,386 $ 243,163
Entertainment — 0 .02%
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.22% 05/16/25
2
72,729 73,013
Finance — 0 .10%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.86% 06/22/28
2
333,231 334,369
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.10% 04/09/27
2
10,755 10,674
345,043
Food — 0 .05%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 10/01/25
2
63,840 61,393
H-Food Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 3.95%)
9.34% 05/23/25
2
127,113 102,291
163,684
Gaming — 0 .04%
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 01/26/29
2
110,252 110,441
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.46% 04/16/29
2,3
10,786 10,833
121,274
Health Care — 0 .91%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.35%)
7.71% 11/08/27
2
18,746 18,811
Bausch + Lomb Corp.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
9.36% 09/14/28
2,3
342,725 343,153
Buckeye Partners LP,
Term Loan B1, 1st Lien
(SOFR plus 2.35%)
7.71% 11/01/26
2
158,537 159,123
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Certara Holdco, Inc.,
Term Loan B, 1st Lien (France)
(SOFR plus 3.76%)
9.15% 08/15/26
2,3
$ 268,125 $ 268,795
Curia Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.21% 08/28/26
2
388,466 350,713
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.10%)
7.45% 12/30/26
2
266,688 267,624
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.37% 11/15/27
2
279,273 279,622
ICON Luxembourg SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.86% 07/03/28
2,3
376,683 378,508
Organon & Co.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.75% 06/02/28
2
400,000 401,502
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 03/31/27
2
96,756 85,554
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 02/01/28
2
236,317 237,203
PRA Health Sciences, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.51%)
7.86% 07/03/28
2
93,851 94,306
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 09/28/30
2
162,291 160,781
3,045,695
Health Care REITs — 0 .07%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.24% 07/17/28
2
263,135 245,656
Industrials — 0 .32%
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.61% 10/16/28
2
198,100 177,671
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.22% 07/01/29
2
228,295 228,842

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 10/21/28
2
$ 109,807 $ 110,425
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.86% 04/15/28
2
165,750 138,235
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 03/20/25
2
65,436 62,887
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.87% - 9.89% 09/15/28
2
345,911 346,992
1,065,052
Information Technology — 0 .78%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 12/06/27
2
124,041 121,672
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
2
231,397 230,703
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.21% 01/29/27
2
118,598 119,117
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 07/06/29
2
171,975 173,148
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 12/16/25
2
72,938 70,410
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.11% 08/14/25
2
333,808 326,506
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.85% - 7.86% 07/06/29
2
5,968 5,998
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.45% 10/01/27
2
243,108 237,030
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 05/03/28
2
32,462 31,975
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
NortonLifeLock, Inc.,
Term Loan A2, 1st Lien
(SOFR plus 1.60%)
6.96% 09/10/27
2
$ 227,094 $ 226,740
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 1.85%)
7.21% 05/30/25
2,3
27,052 27,131
(SOFR plus 2.85%)
8.21% 01/31/30
2,3
52,388 52,571
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 04/24/28
2
249,362 247,976
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.62% 03/03/28
2
266,750 235,503
SS&C Technologies Holdings, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.86%)
7.22% 04/16/25
2
194,758 195,226
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 11/15/29
2
318,341 319,336
2,621,042
Insurance — 0 .07%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
9.15% 02/15/27
2
244,911 244,846
Materials — 0 .14%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.86% 08/18/28
2
84,422 84,506
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.96% 05/06/27
2
85,260 83,555
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 4.85%)
10.24% 10/15/25
2
254,500 174,714
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 04/20/28

118,942 118,496
461,271

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail — 0 .24%
1011778 BC Unlimited Liability Co.,
Term Loan B5, 1st Lien (Canada)
(SOFR plus 2.25%)
7.61% 09/23/30
2,3
$ 210,199 $ 210,536
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.72% 02/19/28
2
169,753 170,230
U.S. Anesthesia Partners, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.71% 10/02/28
2
464,313 426,137
806,903
Services — 0 .13%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
114,407 114,729
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.22% 12/15/28
2
10,758 10,701
Prime Security Services Borrower, LLC,
Term Loan A, 1st Lien
(SOFR plus 2.35%)
7.69% 03/14/28
2
155,949 155,170
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.36%)
7.72% 12/01/28
2,3
139,751 140,389
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.46% 11/02/27
2
10,756 10,409
431,398
Specialized REITs — 0 .19%
Greystar Real Estate Partners, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.12% 08/07/30
2
653,711 655,346
Total Bank Loans
(Cost $12,249,297) 12,221,212
CORPORATES — 27 .30% *
Banking — 5 .20%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
1,3,4
270,000 237,358
Bank of America Corp.
2.30% 07/21/32
4
140,000 114,442
3.42% 12/20/28
4
685,000 645,168
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
385,000 313,142
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.55% 02/04/28
4
$ 125,000 $ 115,944
2.88% 10/22/30
4
270,000 239,593
2.97% 02/04/33
4
1,090,000 927,838
Bank of America Corp.,
Series N
1.66% 03/11/27
4
500,000 463,245
Bank of America Corp.,
Series RR
4.38%
4,7
100,000 89,583
Comerica, Inc.
5.63%
4,7
15,000 14,165
Discover Bank
2.45% 09/12/24 230,000 224,450
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
220,000 212,531
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
510,000 467,987
2.01% 09/22/28
3,4
350,000 311,793
2.36% 08/18/31
3,4
60,000 49,855
2.80% 05/24/32
3,4
485,000 405,334
4.76% 06/09/28
3,4
255,000 251,536
6.33% 03/09/44
3,4
130,000 140,728
JPMorgan Chase & Co.
0.97% 06/23/25
4
280,000 273,549
1.58% 04/22/27
4
700,000 646,262
2.07% 06/01/29
4
120,000 106,506
2.58% 04/22/32
4
760,000 643,643
4.01% 04/23/29
4
255,000 245,552
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
205,000 188,053
3.57% 11/07/28
3,4
420,000 395,460
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
195,000 194,318
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
4
95,000 93,033
5.58% 06/12/29
4
120,000 122,459
6.04% 10/28/33
4
225,000 235,440
6.88% 10/20/34
4
575,000 639,129
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
730,000 721,875
1.67% 06/14/27
3,4
325,000 295,960
U.S. Bancorp
3.70%
4,7
105,000 82,943
4.84% 02/01/34
4
790,000 758,527
5.84% 06/12/34
4
190,000 196,301
5.85% 10/21/33
4
225,000 232,445
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
600,000 549,750
2.59% 09/11/25
1,3,4
130,000 127,206
3.09% 05/14/32
1,3,4
1,190,000 1,014,946

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
4.19% 04/01/31
1,3,4
$ 1,765,000 $ 1,644,963
UBS Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
410,000 342,250
Wells Fargo & Co.
5.39% 04/24/34
4
550,000 552,675
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
745,000 682,690
3.35% 03/02/33
4
640,000 560,024
4.90% 07/25/33
4
275,000 268,054
5.57% 07/25/29
4
410,000 419,480
17,458,185
Communications — 2 .38%
Cable One, Inc.
4.00% 11/15/30
1
60,000 49,200
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80% 04/01/31 140,000 118,323
4.80% 03/01/50 250,000 193,839
5.38% 05/01/47 141,000 120,644
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 520,000 436,200
CommScope, Inc.
4.75% 09/01/29
1
391,000 266,857
CSC Holdings LLC
4.63% 12/01/30
1
300,000 180,000
5.38% 02/01/28
1
150,000 132,641
6.50% 02/01/29
1
322,000 284,453
7.50% 04/01/28
1
453,000 339,318
11.25% 05/15/28
1
315,000 324,769
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
1
169,000 158,799
Frontier Communications Holdings LLC
6.75% 05/01/29
1
575,000 514,768
8.63% 03/15/31
1
796,000 812,294
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
285,000 285,226
Gray Television, Inc.
7.00% 05/15/27
1
400,000 379,547
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
115,000 110,233
Level 3 Financing, Inc.
10.50% 05/15/30
1
275,000 268,125
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
1
105,000 100,800
Scripps Escrow, Inc.
5.88% 07/15/27
1
400,000 356,120
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
1
$ 420,750 $ 419,077
Tele Columbus AG,
Series REGS
(Georgia)
3.88% 05/02/25
3
510,000 364,220
Time Warner Cable LLC
5.50% 09/01/41 510,000 441,873
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
1,400,000 1,201,746
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
185,000 148,517
8,007,589
Consumer Discretionary — 1 .51%
Banijay Entertainment SASTerm Loan B, 1st Lien
(France)
8.13% 05/01/29
1,3
350,000 360,680
BAT Capital Corp.
3.56% 08/15/27 44,000 42,049
4.39% 08/15/37 150,000 125,809
5.65% 03/16/52 430,000 391,012
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
83,000 77,127
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
570,000 326,469
Central Garden & Pet Co.
4.13% 10/15/30 375,000 341,683
Everi Holdings, Inc.
5.00% 07/15/29
1
350,000 320,250
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
160,000 157,264
6.13% 07/27/27
1,3
195,000 200,321
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
1,3
750,000 601,892
Reynolds American, Inc.
5.70% 08/15/35 100,000 98,480
5.85% 08/15/45 95,000 89,695
Spectrum Brands, Inc.
5.50% 07/15/30
1
425,000 417,563
Triton Water Holdings, Inc.
6.25% 04/01/29
1
640,000 560,800
WarnerMedia Holdings, Inc.
4.28% 03/15/32 190,000 173,895
5.05% 03/15/42 480,000 423,746
5.14% 03/15/52 425,000 366,100
5,074,835

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs — 1 .04%
American Assets Trust LP
3.38% 02/01/31 $ 500,000 $ 408,552
American Tower Corp.
0.88% 05/21/29 180,000 173,644
1.00% 01/15/32 310,000 281,020
2.70% 04/15/31 80,000 68,750
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
100,000 94,676
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
150,000 132,146
1.25% 02/01/31
3
220,000 203,764
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
100,000 87,054
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 347,000 294,950
4.00% 01/15/30 427,000 390,491
4.00% 01/15/31 73,000 65,815
5.38% 04/15/26 250,000 248,611
5.75% 06/01/28 10,000 10,098
LXP Industrial Trust
2.70% 09/15/30 160,000 132,778
VICI Properties LP
4.95% 02/15/30 64,000 62,227
5.13% 05/15/32 421,000 410,979
5.63% 05/15/52 50,000 48,007
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
135,000 128,065
3.88% 02/15/29
1
110,000 101,135
4.50% 09/01/26
1
65,000 63,661
4.50% 01/15/28
1
13,000 12,410
4.63% 06/15/25
1
15,000 14,746
5.75% 02/01/27
1
65,000 65,339
3,498,918
Electric — 1 .32%
Alliant Energy Finance LLC
1.40% 03/15/26
1
245,000 222,401
Alliant Energy Finance, LLC
3.60% 03/01/32
1
155,000 136,806
American Electric Power Co., Inc.
2.03% 03/15/24 455,000 451,364
Arizona Public Service Co.
6.35% 12/15/32 675,000 734,477
Duke Energy Carolinas LLC
4.00% 09/30/42 250,000 214,243
5.35% 01/15/53 195,000 200,598
Duke Energy Corp.
3.85% 06/15/34 200,000 219,066
FirstEnergy Transmission LLC
2.87% 09/15/28
1
418,000 379,407
Pennsylvania Electric Co.
4.15% 04/15/25
1
555,000 544,392
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Pike Corp.
8.63% 01/31/31
1
$ 325,000 $ 342,105
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 38,979
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
215,000 222,059
4.50% 10/28/34
3
200,000 246,633
4.75% 10/28/42
3
140,000 181,543
Tucson Electric Power Co.
5.50% 04/15/53 305,000 312,639
4,446,712
Energy — 1 .65%
CenterPoint Energy Resources Corp.
5.40% 03/01/33 765,000 799,228
Energy Transfer LP
4.90% 03/15/35 20,000 19,062
5.00% 05/15/50 445,000 398,633
Energy Transfer LP,
Series B
6.63%
4,7
733,000 614,796
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
169,888 147,935
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 430,000 416,878
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
200,000 166,906
KeySpan Gas East Corp.
5.99% 03/06/33
1
385,000 393,143
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
100,000 114,805
NGPL Pipe Co. LLC
4.88% 08/15/27
1
40,000 39,277
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
5,000 3,195
Rockies Express Pipeline LLC
4.80% 05/15/30
1
234,000 215,280
4.95% 07/15/29
1
215,000 206,091
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
65,000 54,985
TMS Issuer SARL,
Series REGS
(Luxembourg)
5.78% 08/23/32
3
200,000 209,125
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 725,000 662,469
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
1
580,000 513,147

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Venture Global LNG, Inc.
9.50% 02/01/29
1
$ 336,000 $ 355,668
9.88% 02/01/32
1
150,000 156,304
Williams Cos., Inc. (The)
4.30% 03/04/24 60,000 59,847
5,546,774
Finance — 2 .87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
123,000 113,973
3.30% 01/30/32
3
185,000 161,233
3.88% 01/23/28
3
5,000 4,759
4.45% 10/01/25
3
110,000 108,018
Air Lease Corp.
(MTN)
2.88% 01/15/26 380,000 362,190
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
583,000 517,040
Charles Schwab Corp. (The)
Series K
5.00%
4,7
200,000 181,053
Citigroup, Inc.
2.52% 11/03/32
4
970,000 799,120
2.56% 05/01/32
4
110,000 91,817
2.57% 06/03/31
4
110,000 94,020
2.98% 11/05/30
4
145,000 129,385
3.52% 10/27/28
4
435,000 411,683
Discover Financial Services
3.95% 11/06/24 105,000 103,194
Gaci First Investment Co.
(Cayman Islands)
5.25% 10/13/32
3
300,000 311,212
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
1,3
150,000 153,944
8.00% 06/15/28
1,3
678,000 698,340
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
4
5,000 4,539
1.95% 10/21/27
4
325,000 297,596
2.65% 10/21/32
4
555,000 462,683
3.81% 04/23/29
4
575,000 547,594
(SOFR Rate plus 0.49%)
5.86% 10/21/24
2
130,000 129,854
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 150,000 126,000
5.25% 05/15/27 466,000 422,313
9.75% 01/15/29
1
300,000 306,616
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
575,000 537,338
JPMorgan Chase & Co.
1.04% 02/04/27
4
25,000 22,985
1.05% 11/19/26
4
270,000 250,113
2.55% 11/08/32
4
115,000 96,158
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase & Co.,
Series KK
3.65%
4,7
$ 115,000 $ 105,528
Morgan Stanley
0.99% 12/10/26
4
145,000 133,487
2.48% 09/16/36
4
170,000 135,047
Morgan Stanley
(GMTN)
2.24% 07/21/32
4
255,000 208,493
2.95% 05/07/32
4
155,000 162,207
Morgan Stanley
(MTN)
1.16% 10/21/25
4
495,000 476,708
1.93% 04/28/32
4
575,000 461,500
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
200,000 186,080
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
1,3
2,000 1,996
Pipeline Funding Co. LLC
7.50% 01/15/30
1
147,070 156,980
Vonovia SE
(Georgia)
1.00% 06/16/33
3
100,000 84,216
1.50% 06/14/41
3
100,000 72,233
9,629,245
Food — 0 .85%
B&G Foods, Inc.
5.25% 04/01/25 122,000 120,780
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1
932,000 93,200
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl
(Canada)
6.75% 03/15/34
1,3
185,000 194,824
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
3
385,000 331,772
Pilgrim's Pride Corp.
4.25% 04/15/31 180,000 162,758
6.88% 05/15/34 700,000 756,442
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
950,000 824,673
Smithfield Foods, Inc.
5.20% 04/01/29
1
5,000 4,793
TreeHouse Foods, Inc.
4.00% 09/01/28 400,000 354,580
2,843,822
Health Care — 2 .42%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
1,000,000 975,855

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
AbbVie, Inc.
3.85% 06/15/24 $ 10,000 $ 9,924
Amgen, Inc.
3.15% 02/21/40 100,000 78,054
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
255,000 248,600
4.38% 12/15/28
1
210,000 199,757
4.40% 07/15/44
1
245,000 193,902
4.88% 06/25/48
1
80,000 67,558
Bayer U.S. Finance LLC
6.50% 11/21/33
1
500,000 515,802
Becton Dickinson & Co.
3.73% 12/15/24 3,000 2,954
CAB SELAS,
Series REGS
(France)
3.38% 02/01/28
3
385,000 381,868
Cano Health LLC
6.25% 10/01/28
1
118,000 9,057
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
1
475,000 416,219
5.00% 07/15/27
1
475,000 459,418
Centene Corp.
3.00% 10/15/30 323,000 280,139
4.25% 12/15/27 455,000 438,763
Embecta Corp.
6.75% 02/15/30
1
525,000 459,189
Ephios Subco 3 SARL
(Luxembourg)
7.88% 01/31/31
1,3
150,000 171,713
Grifols SA
(Spain)
4.75% 10/15/28
1,3
835,000 761,101
HCA, Inc.
5.38% 09/01/26 10,000 10,062
5.50% 06/15/47 120,000 115,980
5.63% 09/01/28 275,000 281,561
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
800,000 732,000
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
515,000 421,837
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
450,000 440,654
Sartorius Finance BV
(Netherlands)
4.50% 09/14/32
3
100,000 115,237
Teva Pharmaceutical Finance Netherlands II BV
(Netherlands)
7.88% 09/15/31
3
275,000 344,918
8,132,122
Health Care REITs — 0 .18%
Healthcare Reality Holdings LP
2.00% 03/15/31 65,000 52,067
3.10% 02/15/30 115,000 100,846
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care REITs (continued)
Healthcare Realty Holdings LP
2.05% 03/15/31 $ 37,000 $ 28,912
2.40% 03/15/30 325,000 267,267
3.63% 01/15/28 150,000 138,465
Healthpeak OP LLC,
3.40% 02/01/25 2,000 1,955
589,512
Industrial REITs — 0 .13%
Prologis Euro Finance LLC
0.50% 02/16/32 100,000 86,632
1.00% 02/06/35 100,000 82,628
Prologis Euro Finance LLC,
(EMTN)
4.25% 01/31/43 100,000 111,684
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
160,000 150,806
431,750
Industrials — 1 .72%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
1
335,000 337,725
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
815,000 635,112
Artera Services LLC
9.03% 12/04/25
1
669,000 635,153
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
250,000 244,672
Berry Global, Inc.
1.50% 01/15/27
1
200,000 207,389
1.65% 01/15/27 40,000 36,042
5.50% 04/15/28
1
255,000 258,577
Boeing Co. (The)
1.43% 02/04/24 340,000 338,731
Energizer Holdings, Inc.
4.38% 03/31/29
1
925,000 833,286
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
6.03% 05/05/26
2
57,000 56,677
(CME Term SOFR 3-Month plus 0.74%)
6.12% 08/15/36
2
52,000 47,493
OT Merger Corp.
7.88% 10/15/29
1
1,350,000 818,663
TransDigm, Inc.
6.75% 08/15/28
1
1,115,000 1,145,293
Trivium Packaging Finance BV
(Netherlands)
8.50% 08/15/27
1,3
175,000 171,876
5,766,689
Information Technology — 0 .83%
Gen Digital, Inc.
6.75% 09/30/27
1
360,000 366,666

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
NCR Voyix Corp.
5.00% 10/01/28
1
$ 550,000 $ 525,250
Netflix, Inc.
5.88% 02/15/25 310,000 312,552
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
350,000 363,125
Oracle Corp.
3.80% 11/15/37 355,000 302,425
3.95% 03/25/51 630,000 495,766
6.50% 04/15/38 85,000 93,933
RingCentral, Inc.
8.50% 08/15/30
1
325,000 332,665
2,792,382
Insurance — 0 .69%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
175,000 159,762
6.00% 08/01/29
1
400,000 366,000
Athene Global Funding
1.99% 08/19/28
1
370,000 319,960
2.72% 01/07/29
1
95,000 83,417
3.21% 03/08/27
1
130,000 119,444
Brown & Brown, Inc.
4.95% 03/17/52 160,000 141,864
Farmers Exchange Capital II
6.15% 11/01/53
1,4
150,000 141,765
Farmers Exchange Capital III
5.45% 10/15/54
1,4
85,000 72,571
Farmers Insurance Exchange
4.75% 11/01/57
1,4
135,000 104,126
HUB International Ltd.
7.00% 05/01/26
1
350,000 351,750
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 13,334
Nationwide Mutual Insurance Co.
7.94% 12/15/24
1,4
375,000 374,683
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,4
65,000 63,986
2,312,662
Materials — 1 .11%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
265,000 193,773
ATI, Inc.
7.25% 08/15/30 325,000 339,625
Clearwater Paper Corp.
4.75% 08/15/28
1
600,000 559,465
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13% 02/02/33
3
200,000 194,152
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
1,3
450,000 368,465
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
$ 200,000 $ 202,340
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
965,000 798,732
3.27% 11/15/40
1
55,000 39,453
3.47% 12/01/50
1
45,000 30,808
4.38% 06/01/47 115,000 88,850
5.00% 09/26/48 65,000 55,371
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
450,000 390,870
Valvoline, Inc.
3.63% 06/15/31
1
550,000 470,382
3,732,286
Office REITs — 0 .19%
Boston Properties LP
2.75% 10/01/26 10,000 9,270
Hudson Pacific Properties LP
3.25% 01/15/30 195,000 146,629
3.95% 11/01/27 350,000 293,404
4.65% 04/01/29 135,000 109,678
5.95% 02/15/28 25,000 22,421
Kilroy Realty LP
2.50% 11/15/32 50,000 38,034
619,436
Real Estate Investment Trust (REIT) — 0 .26%
American Tower Corp.
2.10% 06/15/30 550,000 461,995
Annington Funding PLC
(EMTN)
(United Kingdom)
3.18% 07/12/29
3
100,000 114,165
Annington Funding PLC,
(EMTN)
(United Kingdom)
3.69% 07/12/34
3
100,000 108,030
Realty Income Corp.
5.13% 07/06/34 165,000 201,615
885,805
Residential REITs — 0 .27%
American Homes 4 Rent LP
3.38% 07/15/51 675,000 465,410
Invitation Homes Operating Partnership LP
2.00% 08/15/31 305,000 243,105
2.70% 01/15/34 190,000 152,891
5.50% 08/15/33 60,000 60,142
921,548
Retail — 0 .97%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
1
743,000 685,418

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
1
$ 175,000 $ 172,156
5.88% 04/01/29
1
585,000 554,054
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
408,000 360,476
LCM Investments Holdings II LLC
8.25% 08/01/31
1
480,000 500,438
Lithia Motors, Inc.
3.88% 06/01/29
1
200,000 181,336
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
745,000 469,838
Raising Cane's Restaurants LLC
9.38% 05/01/29
1
320,000 341,670
3,265,386
Services — 0 .87%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
362,000 351,362
Global Payments, Inc.
4.88% 03/17/31 200,000 232,351
Hertz Corp. (The)
4.63% 12/01/26
1
50,000 45,210
5.00% 12/01/29
1
380,000 312,774
Upbound Group, Inc.
6.38% 02/15/29
1
300,000 282,831
VT Topco, Inc.
8.50% 08/15/30
1
560,000 583,457
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
280,000 272,201
Waste Pro USA, Inc.
5.50% 02/15/26
1
680,000 655,268
Worldline SA
(France)
0.00% 07/30/26
3,8
1,800 178,965
2,914,419
Specialized REITs — 0 .75%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
100,000 99,527
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
195,000 180,939
1.75% 03/12/29
3
200,000 186,384
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6
200,000 4,500
Extra Space Storage LP
2.35% 03/15/32 500,000 407,929
2.40% 10/15/31 71,000 58,593
Greystar Real Estate Partners LLC
7.75% 09/01/30
1
350,000 367,500
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
Iron Mountain, Inc.
5.63% 07/15/32
1
$ 1,240,000 $ 1,179,550
Sunac China Holdings Ltd.
(Cayman Islands)
1.00% 09/30/32
1,3,5,6
22,826 1,826
6.00% 09/30/25
1,3,5,6,9
18,465 2,308
6.25% 09/30/26
1,3,5,6,10
18,465 1,985
6.50% 09/30/27
1,3,5,6,11
36,931 3,416
6.75% 09/30/28
1,3,5,6,12
55,397 4,570
7.00% 09/30/29
1,3,5,6,13
55,397 4,294
7.25% 09/30/30
1,3,5,6,14
26,027 1,887
2,505,208
Transportation — 0 .03%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 19,768 17,580
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 24,513 20,722
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 60,277 55,126
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 10,196 10,293
103,721
Water — 0 .06%
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
3
200,000 209,459
Total Corporates
(Cost $93,344,468) 91,688,465
FOREIGN GOVERNMENT OBLIGATIONS — 1 .41%
Foreign Government Obligations — 1 .41%
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
400,000 366,720
Colombia Government International Bond
(Colombia)
8.00% 04/20/33
3
400,000 438,200
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.50% 01/30/30
3
200,000 184,750
4.88% 09/23/32
3
200,000 182,820
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
1,3
200,000 210,406
Guatemala Government Bond,
Series REGS
(Guam)
3.70% 10/07/33

200,000 167,200

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
13 / December 2023
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
5.25% 08/10/29
3
$ 300,000 $ 294,825
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
400,000 323,456
Mexico Government International Bond
(Mexico)
4.88% 05/19/33
3
200,000 193,320
6.35% 02/09/35
3
400,000 420,320
Oman Government International Bond,
Series REGS
(Oman)
6.75% 10/28/27
3
200,000 211,524
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
440,000 322,644
3.16% 01/23/30
3
200,000 170,880
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
400,000 391,680
Republic of South Africa Government International Bond
(South Africa)
5.88% 04/20/32
3
400,000 380,120
Romanian Government International Bond
(Romania)
6.63% 02/17/28
1,3
200,000 207,334
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
300,000 255,974
Total Foreign Government Obligations
(Cost $4,770,380) 4,722,173
MORTGAGE-BACKED — 50 .91% **
Non-Agency Commercial Mortgage-Backed — 3 .91%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XA (IO)
0.74% 09/15/48
4
5,741,340 52,954
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
500,000 8,143
BB-UBS Trust,
Series 2012-SHOW, Class XA (IO)
0.60% 11/05/36
1,4
3,109,000 11,447
BB-UBS Trust,
Series 2012-SHOW, Class XB (IO)
0.14% 11/05/36
1,4
1,395,000 1,581
Benchmark Mortgage Trust,
Series 2020-B18, Class AGNF
4.14% 07/15/53
1
529,000 469,013
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
199,605 194,535
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.36% 08/10/49
4
8,935,825 218,258
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Century Plaza Towers,
Series 2019-CPT, Class F
3.00% 11/13/39
1,4
$ 450,000 $ 260,692
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class XA (IO)
0.90% 03/11/47
4
213,870 8
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.94% 10/10/47
4
13,525,465 71,416
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.30% 02/10/48
4
1,498,651 12,293
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class XA (IO)
1.21% 02/10/49
4
5,392,735 103,598
Citigroup Commercial Mortgage Trust,
Series 2017-B1, Class XF (IO)
0.81% 08/15/50
1,4
11,628,000 299,989
Commercial Mortgage Lease-Backed Certificates-1,
Series 2001-CMLB, Class X (IO)
1.59% 06/20/31
1,4
597,075 2,965
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
0.88% 10/15/45
4
4,073 19
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.14% 10/15/45
4
160,043 11
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.36% 12/10/44
1,4
1,410,739 33
Commercial Mortgage Trust,
Series 2014-CR14, Class XA (IO)
0.15% 02/10/47
4
826,120 6
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.83% 08/10/47
4
789,713 2,656
Commercial Mortgage Trust,
Series 2014-CR19, Class XC (IO)
0.76% 08/10/47
1,4
1,200,000 5,333
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.04% 06/10/47
4
2,925,113 617
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.81% 09/10/47
4,5,6
28,836,927 78,333
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.82% 12/10/47
4
10,793,050 41,838
Commercial Mortgage Trust,
Series 2015-CR22, Class XA (IO)
0.81% 03/10/48
4
9,782,977 60,456
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
0.79% 08/10/48
4
7,639,293 74,180

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2015-LC21, Class XE (IO)
1.07% 07/10/48
1,4
$ 10,015,000 $ 148,577
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.67% 02/10/49
4
13,925,138 147,098
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA (IO)
0.71% 06/15/57
4
16,186,750 116,250
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.54% 06/15/52
4
559,653 34,284
DBJPM 16-C1 Mortgage Trust,
Series 2016-C1, Class XA (IO)
1.37% 05/10/49
4
8,635,221 189,596
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.53% 10/10/34
1,4
380,000 272,431
European Loan Conduit No. 36 DAC,
Series 36A, Class E
(Ireland)
(3-Month Euribor plus 3.35%)
7.34% 02/17/30
1,2,3
668,913 710,786
Extended Stay America Trust,
Series 2021-ESH, Class F
(CME Term SOFR 1-Month plus 3.81%)
9.18% 07/15/38
1,2
560,064 546,310
Great Wolf Trust,
Series 2019-WOLF, Class E
(CME Term SOFR 1-Month plus 2.85%)
8.41% 12/15/36
1,2
954,000 942,882
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.45% 08/10/43
1,4
5,207,247 8,637
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.09% 08/10/44
1,4
500,428 2
GS Mortgage Securities Trust,
Series 2014-GC18, Class XA (IO)
0.81% 01/10/47
4
2,511,565 98
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.68% 07/10/48
4
30,699,919 250,745
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA (IO)
1.19% 10/10/48
4
5,091,897 81,886
GS Mortgage Securities Trust,
Series 2015-GS1, Class XA (IO)
0.75% 11/10/48
4
9,109,342 100,515
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.73% 05/10/49
4
248,112 7,266
GS Mortgage Securities Trust,
Series 2016-GS4, Class XA (IO)
0.56% 11/10/49
4
14,618,825 185,474
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GSCG Trust,
Series 2019-600C, Class G
3.99% 09/06/34
1,4
$ 285,000 $ 5,721
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA (IO)
0.56% 04/15/47
4
4,678,192 1,380
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XA (IO)
0.42% 07/15/48
4
22,469,739 116,901
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XNR (IO)
0.25% 07/15/48
1,4
44,724,406 132,165
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class XA (IO)
0.81% 08/15/48
4
5,984,495 60,283
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class XA (IO)
0.81% 03/15/50
4
4,170,842 78,916
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class XA (IO)
1.48% 06/15/49
4
241,330 5,555
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XB (IO)
0.46% 06/15/45
1,4
52,622,492 1,014,238
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
0.94% 04/15/46
4
135,000 621
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-COR4, Class A3
3.76% 03/10/52 500,000 471,088
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-ACE, Class XA (IO)
0.34% 01/10/37
1,4
2,000,000 5,775
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-LOOP, Class XB (IO)
0.25% 12/05/38
1,4
2,010,000 13,683
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XAFX (IO)
1.88% 01/16/37
1,4
450,000 4,185
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XBFX (IO)
0.57% 01/16/37
1,4
1,450,000 13,635
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class F
(Ireland)
(3-Month Euribor plus 3.65%)
7.64% 08/17/33
1,2,3
490,928 505,477
Med Trust,
Series 2021-MDLN, Class G
(CME Term SOFR 1-Month plus 5.36%)
10.73% 11/15/38
1,2
417,994 399,570
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XC (IO)
0.08% 08/15/45
1,4
24,587,041 99,530

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
15 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-CKSV, Class XA (IO)
1.00% 10/15/30
1,4
$ 996,782 $ 13,011
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XC (IO)
3.72% 10/15/46
1,4
19,087,479 35,717
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18, Class XA (IO)
0.59% 10/15/47
4
84,601 126
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.84% 03/15/48
4
3,134,547 17,433
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.00% 04/15/48
4
1,053,786 7,459
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.68% 05/15/48
4
6,739,288 52,192
Morgan Stanley Capital I Trust,
Series 2011-C2, Class XB (IO)
0.46% 06/15/44
1,4
10,897,402 37,239
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,4
100,000 52,114
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class D
4.40% 08/15/36
1,4
665,000 397,907
Natixis Commercial Mortgage Securities Trust,
Series 2019-FAME, Class E
4.40% 08/15/36
1,4
395,000 196,858
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2A
3.66% 01/05/43
1,4
400,000 296,149
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
460,000 328,105
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,4
925,000 532,735
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
8.71% 01/15/39
1,2
570,000 525,895
Taurus UK DAC,
Series 2021-UK1A, Class D
(Ireland)
(SONIA plus 2.60%)
7.82% 05/17/31
1,2,3
471,537 581,668
UBS Commercial Mortgage Trust,
Series 2017-C4, Class XA (IO)
1.09% 10/15/50
4
8,127,622 256,088
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.04% 08/15/50
4
12,432,438 9,516
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.01% 12/15/47
4
$ 1,257,890 $ 8,286
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class XA (IO)
0.83% 02/15/48
4
16,444,267 98,016
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA (IO)
0.95% 11/15/48
4
16,917,624 217,891
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class XF (IO)
1.74% 04/15/50
1,4
415,000 8,655
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS3, Class XA (IO)
0.87% 09/15/57
4
9,136,798 107,477
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XA (IO)
2.06% 06/15/49
4
5,918,011 172,414
Westfield Galleria at Roseville
8.40% 03/29/25
5,6
495,000 494,010
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XB (IO)
0.42% 12/15/45
1,4
46,802,923 1,207
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class XA (IO)
0.87% 05/15/47
4
8,217,655 12,297
WF-RBS Commercial Mortgage Trust,
Series 2014-C22, Class XA (IO)
0.76% 09/15/57
4
1,678,389 3,621
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class XA (IO)
0.83% 11/15/47
4
5,989,963 19,143
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.13% 03/15/47
4
2,088,275 1,424
13,126,587
Non-Agency Mortgage-Backed — 23 .07%
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50% 02/25/35 972,633 898,259
Alternative Loan Trust,
Series 2005-10CB, Class 1A8
5.50% 05/25/35 1,533,102 1,274,758
Alternative Loan Trust,
Series 2005-46CB, Class A3
5.50% 10/25/35 248,495 181,852
Alternative Loan Trust,
Series 2005-46CB, Class A4
5.25% 10/25/35 187,772 134,734
Alternative Loan Trust,
Series 2005-46CB, Class A7
5.50% 10/25/35 529,693 387,636
Alternative Loan Trust,
Series 2005-55CB, Class 1A1
5.50% 11/25/35 189,755 128,698

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2005-64CB, Class 2A1
6.00% 11/25/35 $ 2,987,786 $ 476,894
Alternative Loan Trust,
Series 2005-65CB, Class 2A4
5.50% 12/25/35 312,650 219,824
Alternative Loan Trust,
Series 2005-67CB, Class A1
5.50% 01/25/36 61,604 47,494
Alternative Loan Trust,
Series 2005-74T1, Class A5
6.00% 01/25/36 483,470 278,561
Alternative Loan Trust,
Series 2005-7CB, Class 2A2 (IO)
(-1.00 X CME Term SOFR 1-Month plus 4.94%, 5.05% Cap)
0.20% 03/01/38
2,5,6
1,326,140 61,317
Alternative Loan Trust,
Series 2005-86CB, Class A1
5.50% 02/25/36 528,491 328,429
Alternative Loan Trust,
Series 2005-86CB, Class A8
5.50% 02/25/36 241,596 150,139
Alternative Loan Trust,
Series 2006-19CB, Class A15
6.00% 08/25/36 118,174 69,798
Alternative Loan Trust,
Series 2006-19CB, Class A17
(CME Term SOFR 1-Month plus 0.51%)
5.87% 08/25/36
2
3,918,254 1,771,798
Alternative Loan Trust,
Series 2006-19CB, Class A18 (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.49%, 5.60% Cap)
0.13% 08/25/36
2,5,6
3,782,503 422,472
Alternative Loan Trust,
Series 2006-32CB, Class A18
6.00% 11/25/36 133,731 79,647
Alternative Loan Trust,
Series 2006-34, Class A5
6.25% 11/25/46 1,254,438 634,419
Alternative Loan Trust,
Series 2006-J1, Class 1A11
5.50% 02/25/36 192,586 135,255
Alternative Loan Trust,
Series 2007-13, Class A1
6.00% 06/25/47 270,036 141,603
Alternative Loan Trust,
Series 2007-15CB, Class A6
5.75% 07/25/37 540,939 319,944
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00% 07/25/37 1,926,653 1,150,449
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00% 08/25/37 6,811 5,180
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2007-18CB, Class 2A25
6.00% 08/25/37 $ 313,591 $ 201,149
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 240,692 93,499
Alternative Loan Trust,
Series 2007-5CB, Class 1A3
6.00% 04/25/37 176,104 96,790
Alternative Loan Trust,
Series 2007-5CB, Class 1A4
6.00% 04/25/37 519,542 285,576
American Home Mortgage Assets Trust,
Series 2006-6, Class XP (IO) (PO)
0.05% 12/25/46
4,5,6
21,219,584 248,494
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.71% 02/25/47
2
2,254,268 879,677
American Home Mortgage Assets Trust,
Series 2007-5, Class XP (IO) (PO)
0.07% 06/25/47
4,5,6
12,810 230
Banc of America Alternative Loan Trust,
Series 2006-5, Class CB8
(CME Term SOFR 1-Month plus 0.42%)
5.78% 06/25/46
2
1,715,958 1,360,349
Banc of America Alternative Loan Trust,
Series 2006-5, Class CB9 (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.58%, 6.69% Cap)
1.22% 06/25/46
2,5,6
1,715,969 153,653
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50% 03/25/36 4,731 4,155
Banc of America Funding Trust,
Series 2006-7, Class T2A5 (STEP-reset date 02/25/24)
6.54% 10/25/36 697,819 598,171
Banc of America Funding Trust,
Series 2014-R5, Class 1A2
(TSFR6M plus 1.93%)
3.88% 09/26/45
1,2
1,127,497 824,824
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(CME Term SOFR 1-Month plus 0.26%)
5.61% 10/25/36
1,2
3,877 3,874
BCAP LLC Trust,
Series 2007-AA2, Class 2A12
5.50% 04/25/37 2,431,642 1,060,753
Bear Stearns ALT-A Trust,
Series 2005-7, Class 22A1
4.73% 09/25/35
4
134,077 79,519
Bear Stearns ARM Trust,
Series 2004-3, Class 2A
4.18% 07/25/34
4
5,504 5,121

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
17 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust,
Series 2005-10, Class A3
5.57% 10/25/35
4
$ 120,627 $ 114,077
Bombardier Capital Mortgage Securitization Corp.,
Series 1999-B, Class A2
6.98% 12/15/29
4
997,492 108,859
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A3
7.83% 06/15/30
4
1,658,345 184,812
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A4
8.29% 06/15/30
4
142,144 18,134
BRAVO Residential Funding Trust,
Series 2021-A, Class A1 (STEP-reset date 01/25/24)
1.99% 10/25/59
1
1,514,516 1,487,136
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 02/25/24)
4.25% 08/25/54
1
1,214,532 1,104,027
CHNGE Mortgage Trust,
Series 2023-1, Class M1
8.34% 03/25/58
1,4
580,000 582,873
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 02/25/24)
2.57% 07/25/59
1
360,619 355,701
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 02/25/24)
2.82% 10/25/61
1
872,060 824,877
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
1,4
681,000 442,022
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 02/25/24)
5.00% 07/25/62
1
305,836 295,841
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 02/25/24)
6.00% 06/25/62
1
1,262,277 1,229,278
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(CME Term SOFR 1-Month plus 1.86%)
7.22% 10/25/37
1,2
1,046,000 906,948
Citigroup Mortgage Loan Trust,
Series 2006-WF1, Class A2C (STEP-reset date 02/25/24)
4.57% 03/25/36 29,580 14,337
Citigroup Mortgage Loan Trust,
Series 2009-10, Class 2A2
7.00% 12/25/35
1,4
516,898 368,018
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AF6A (STEP-reset date 02/25/24)
6.13% 08/25/35 1,584,094 1,435,600
CitiMortgage Alternative Loan Trust,
Series 2005-A1, Class 1A5
5.50% 07/25/35 1,570,863 1,390,554
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50% 04/25/36 248,697 221,745
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A1
6.00% 01/25/37 $ 103,665 $ 91,389
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A5
6.00% 01/25/37 197,877 174,445
CitiMortgage Alternative Loan Trust,
Series 2007-A2, Class 1A13
5.75% 02/25/37 226,618 199,974
CitiMortgage Alternative Loan Trust,
Series 2007-A3, Class 1A7
5.75% 03/25/37 193,513 172,196
CitiMortgage Alternative Loan Trust,
Series 2007-A5, Class 1A1
6.00% 05/25/37 811,881 738,601
Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5
8.06% 09/01/29
4
3,422,743 623,133
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A5
7.97% 05/01/32 1,992,158 363,349
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-20, Class A1
6.50% 01/25/38 203,809 102,999
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-7, Class A9
5.50% 06/25/37 601,604 290,965
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.75% 03/25/61
1,4
1,394,403 1,370,665
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL6, Class A1
3.38% 03/25/59
1,4
1,385,961 1,379,918
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A4
(CME Term SOFR 1-Month plus 0.43%)
5.79% 10/25/36
2
35,285 22,369
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-MH1, Class B1 (STEP-reset date 02/25/24)
6.75% 10/25/36
1
39,044 39,409
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF3 (STEP-reset date 02/25/24)
3.20% 01/25/37 972,880 293,956
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF6 (STEP-reset date 02/25/24)
3.20% 01/25/37 1,717,544 534,481
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 02/25/24)
3.54% 02/25/37 907,705 561,692
Cross Mortgage Trust,
Series 2023-H1, Class A1 (STEP-reset date 02/25/24)
6.62% 03/25/68
1
1,244,307 1,257,093
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 10A6
6.50% 08/25/36 1,085,988 547,464

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 8A11
6.50% 08/25/36 $ 404,675 $ 177,398
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
4
722,977 417,523
CSMC Trust,
Series 2020-RPL5, Class A1
4.64% 08/25/60
1,4
178,895 177,818
CSMC,
Series 2014-8R, Class 3A2
4.84% 02/27/36
1,4
993,462 768,364
Deutsche ALT-B Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Class A2
4.79% 06/25/36
4
215,989 188,533
Deutsche Mortgage & Asset Receiving Corp.,
Series 2014-RS1, Class 1A2
6.50% 07/27/37
1,4
317,763 261,406
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(SOFR30A plus 5.36%)
10.70% 06/25/39
1,2
875,259 924,808
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
9.20% 09/25/39
1,2
994,883 1,024,807
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(SOFR30A plus 3.51%)
8.85% 10/25/39
1,2
1,000,000 1,017,377
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.79% 10/25/36
2
366,276 236,024
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.91% 03/25/37
2
679,878 331,741
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 2A3
6.25% 11/25/36 693,075 210,207
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA1, Class A4
6.25% 03/25/37 555,357 232,481
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA2, Class 1A4
5.75% 04/25/37 707,456 249,401
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
7.59% 08/25/33
1,2
885,677 885,149
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.39% 12/25/33
1,2
815,000 805,204
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
7.84% 01/25/42
1,2
$ 1,000,000 $ 1,006,588
GSAA Home Equity Trust,
Series 2007-5, Class 1F3B
6.00% 05/25/37
4
4,300,000 252,700
GSAA Home Equity Trust,
Series 2007-5, Class 1F5B (STEP-reset date 02/25/24)
6.44% 05/25/37 1,987,261 133,570
GSAA Home Equity Trust,
Series 2007-5, Class 2A2A
(CME Term SOFR 1-Month plus 0.57%)
5.93% 04/25/47
2
795,090 379,574
GSAA Trust,
Series 2006-7, Class AF3 (STEP-reset date 02/25/24)
6.72% 03/25/46 2,886,398 1,127,598
GSAA Trust,
Series 2007-3, Class 2A1B
(CME Term SOFR 1-Month plus 0.31%)
5.67% 03/25/47
2
166,316 7,907
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.84% 09/25/35
4
3,261 3,064
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(CME Term SOFR 1-Month plus 0.79%)
6.15% 06/20/35
2
14,179 13,161
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
0.00% 06/20/35
1,4,5,6
1,039,816 163
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
5.83% 05/19/46
2
2,417,818 1,249,652
HarborView Mortgage Loan Trust,
Series 2006-5, Class X2 (IO)
0.07% 07/19/46
4,5,6
2,603,145 26
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A5 (STEP-reset date 02/25/24)
4.49% 12/25/36 249,796 76,767
IndyMac Index Mortgage Loan Trust,
Series 2006-AR3, Class 2A1A
3.55% 03/25/36
4
76,826 55,774
JPMorgan Alternative Loan Trust,
Series 2006-S1, Class 3A4
6.18% 03/25/36
4
890,276 757,618
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH2, Class AF3 (STEP-reset date 02/25/24)
5.46% 09/25/29 453,570 276,485
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF4 (STEP-reset date 02/25/24)
6.08% 08/25/36 1,404,523 805,977
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF5 (STEP-reset date 02/25/24)
6.34% 08/25/36 266,903 193,715

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
19 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A5 (STEP-reset date 02/25/24)
6.91% 07/25/36 $ 1,672,202 $ 441,274
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6 (STEP-reset date 02/25/24)
4.56% 11/25/36 2,650 2,588
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF2 (STEP-reset date 02/25/24)
4.47% 01/25/37 394,648 200,720
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF3 (STEP-reset date 02/25/24)
4.47% 10/25/30 605,889 313,546
JPMorgan Mortgage Trust,
Series 2007-S1, Class 2A11
6.00% 03/25/37 357,405 149,029
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class M1
6.63% 04/15/40
4
541,733 545,736
Lehman Mortgage Trust,
Series 2006-1, Class 1A5
5.50% 02/25/36 134,791 67,880
Lehman Mortgage Trust,
Series 2006-7, Class 2A5 (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.44%, 6.55% Cap)
1.08% 11/25/36
2,5,6
183,474 20,877
Lehman Mortgage Trust,
Series 2006-9, Class 3A2 (IO)
(-1.00 X CME Term SOFR 1-Month plus 7.12%, 7.23% Cap)
1.76% 01/25/37
2,5,6
5,582,512 423,820
Lehman Mortgage Trust,
Series 2007-5, Class 10A2 (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.23%, 6.34% Cap)
0.87% 06/25/37
2,5,6
8,344,636 994,827
Lehman Mortgage Trust,
Series 2007-5, Class 7A3
7.50% 10/25/36 497,517 194,051
Lehman XS Trust,
Series 2005-1, Class 3A4 (STEP-reset date 02/25/24)
5.37% 07/25/35 33,792 33,792
Lehman XS Trust,
Series 2006-17, Class 1A3
(CME Term SOFR 1-Month plus 0.61%)
5.97% 08/25/46
2
185,068 161,084
Lehman XS Trust,
Series 2006-17, Class 1AIO (IO)
0.60% 08/25/46
5,6
7,487,816 150,833
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(CME Term SOFR 1-Month plus 0.51%)
5.50% 03/25/35
2
10,335 10,056
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
(CME Term SOFR 1-Month plus 0.33%)
5.69% 08/25/36
2
701,131 270,422
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A1, Class A3
(CME Term SOFR 1-Month plus 0.43%)
5.79% 01/25/37
2
$ 643,205 $ 204,599
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A3
(CME Term SOFR 1-Month plus 0.63%)
5.99% 04/25/37
2
1,961,965 204,113
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2B
(CME Term SOFR 1-Month plus 0.37%)
5.73% 06/25/37
2
483,020 454,519
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(CME Term SOFR 1-Month plus 0.61%)
5.97% 05/25/29
2
4,087 3,922
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
4.47% 11/25/37
2
773,679 233,761
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(CME Term SOFR 1-Month plus 0.48%)
5.84% 05/25/37
2
3,495,583 955,323
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 3,502 3,457
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
31,096 30,630
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 1,728 1,699
Morgan Stanley Mortgage Loan Trust,
Series 2007-13, Class 6A1
6.00% 10/25/37 173,805 98,171
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(CME Term SOFR 1-Month plus 0.36%)
5.72% 06/25/37
2
16,978 16,195
Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2
7.48% 08/15/27 289,256 232,653
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCH1, Class M4
(CME Term SOFR 1-Month plus 1.36%)
6.72% 01/25/36
2
4,546 4,474
PRET LLC,
Series 2021-RN2, Class A1 (STEP-reset date 01/25/24)
1.74% 07/25/51
1
684,648 661,062
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 01/25/24)
5.00% 06/25/52
1
641,840 623,068

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 01/25/24)
2.49% 11/25/26
1
$ 314,780 $ 309,807
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 01/25/24)
1.87% 04/25/26
1
673,631 646,932
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 01/25/24)
1.87% 04/25/26
1
1,928,416 1,887,719
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 01/25/24)
2.36% 10/25/26
1
991,261 963,275
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 01/25/24)
3.72% 02/25/27
1
1,026,075 992,736
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/24)
5.56% 06/25/27
1
936,653 923,980
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 01/25/24)
5.00% 08/25/27
1
242,751 240,894
PRPM, LLC,
Series 2021-1, Class A1
2.12% 01/25/26
1,4
778,638 776,704
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 01/25/24)
2.49% 10/25/26
1
370,741 358,144
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
560,928 542,100
Residential Accredit Loans Trust,
Series 2005-QS14, Class 3A3
6.00% 09/25/35 119,110 98,004
Residential Accredit Loans Trust,
Series 2005-QS16, Class A7
5.50% 11/25/35 389,901 323,996
Residential Accredit Loans Trust,
Series 2006-QS15, Class A3
6.50% 10/25/36 783,980 665,327
Residential Accredit Loans Trust,
Series 2006-QS18, Class 2A2 (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.44%, 6.55% Cap)
1.08% 12/25/36
2,5,6
4,017,634 482,531
Residential Accredit Loans Trust,
Series 2006-QS4, Class A2
6.00% 04/25/36 279,383 220,562
Residential Accredit Loans Trust,
Series 2006-QS4, Class A4
6.00% 04/25/36 346,095 273,228
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A15
6.00% 06/25/36 137,578 111,495
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A2
6.00% 06/25/36 540,455 437,990
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A4
6.00% 06/25/36 $ 901,983 $ 730,976
Residential Accredit Loans Trust,
Series 2007-QH9, Class X (IO) (PO)
0.71% 11/25/37
4,5,6
31,003 880
Residential Accredit Loans Trust,
Series 2007-QO2, Class A1
(CME Term SOFR 1-Month plus 0.26%)
5.62% 02/25/47
2
511,708 185,666
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A4
6.00% 01/25/37 446,366 346,038
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A1 (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.53%, 6.64% Cap)
1.17% 01/25/37
2,5,6
6,201,783 659,801
Residential Accredit Loans Trust,
Series 2007-QS3, Class A1
6.50% 02/25/37 416,508 325,404
Residential Accredit Loans Trust,
Series 2007-QS7, Class 1A1
6.00% 05/25/37 47,068 36,185
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(CME Term SOFR 1-Month plus 0.55%)
5.91% 12/25/36
2
28,061 27,515
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X CME Term SOFR 1-Month plus 7.44%, 7.55% Cap)
2.08% 02/25/34
2,5,6
390,572 30,983
Residential Asset Securitization Trust,
Series 2005-A8CB, Class A9
5.38% 07/25/35 233,937 137,360
Residential Asset Securitization Trust,
Series 2006-A12, Class A1
6.25% 11/25/36 502,241 188,660
Residential Asset Securitization Trust,
Series 2006-A15, Class A2
6.25% 01/25/37 505,913 185,074
Residential Asset Securitization Trust,
Series 2006-A16, Class 1A3
6.00% 02/25/37 330,763 134,810
Residential Asset Securitization Trust,
Series 2006-A5CB, Class A4
6.00% 06/25/36 208,274 86,290
Residential Asset Securitization Trust,
Series 2007-A1, Class A1
6.00% 03/25/37 325,319 108,267
Residential Asset Securitization Trust,
Series 2007-A3, Class 1A4
5.75% 04/25/37 472,013 224,742
Residential Asset Securitization Trust,
Series 2007-A6, Class 1A3
6.00% 06/25/37 141,921 77,072

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
21 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2006-S10, Class 1A1
6.00% 10/25/36 $ 680,970 $ 512,707
Residential Funding Mortgage Securities Trust,
Series 2006-S3, Class A7
5.50% 03/25/36 453,360 367,891
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A10
6.00% 07/25/36 215,726 183,968
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A14
6.00% 07/25/36 69,172 58,036
Residential Funding Mortgage Securities Trust,
Series 2007-S8, Class 1A1
6.00% 09/25/37 138,302 93,499
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 02/25/24)
2.84% 01/25/36 245,107 201,585
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
5.77% 12/25/36
2
871,358 451,765
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(CME Term SOFR 1-Month plus 0.36%)
5.72% 07/25/37
2
262,895 201,709
Soundview Home Loan Trust,
Series 2007-OPT4, Class 1A1
(CME Term SOFR 1-Month plus 1.11%)
6.47% 09/25/37
2
381,640 265,356
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
6.48% 02/25/34
4
983 931
Structured Asset Mortgage Investments II Trust,
Series 2006-AR2, Class A1
(CME Term SOFR 1-Month plus 0.57%)
5.93% 02/25/36
2
9,667 8,549
VOLT CIII LLC,
Series 2021-CF1, Class A1 (STEP-reset date 01/25/24)
1.99% 08/25/51
1
675,781 637,882
VOLT XCII LLC,
Series 2021-NPL1, Class A1 (STEP-reset date 01/25/24)
1.89% 02/27/51
1
811,447 787,356
VOLT XCVI LLC,
Series 2021-NPL5, Class A2 (STEP-reset date 01/25/24)
4.83% 03/27/51
1
930,000 818,030
WaMu Mortgage Pass-Through Certificates,
Series 2006-2, Class 1A6
6.00% 03/25/36 20,502 19,188
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class X3 (IO)
1.15% 05/25/46
5,6
6,431,546 240,008
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1
6.00% 06/25/37 170,849 140,830
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 $ 299,065 $ 254,244
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A3
6.38% 10/25/36
4
30,625 28,375
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 2A1
4.77% 04/25/36
4
6,273 5,808
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7, Class A1
6.00% 06/25/37 1,615,173 1,444,087
77,463,643
U.S. Agency Commercial Mortgage-Backed — 0 .79%
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.18%)
6.51% 04/01/36
2
45,489 45,002
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.05% 07/25/39
4
248,034 3,710
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
4
65,072 576
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.68% 01/25/39
4
502,032 2,683
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class X3 (IO)
2.19% 01/25/42
4
390,000 15
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X1 (IO)
0.50% 12/25/24
4
22,462,368 84,470
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X3 (IO)
1.50% 01/25/43
4
4,900,000 69,825
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K045, Class X1 (IO)
0.42% 01/25/25
4
26,285,936 84,888
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X1 (IO)
0.55% 07/25/25
4
12,112,837 82,550
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
4
2,925,000 64,814
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K050, Class X1 (IO)
0.29% 08/25/25

21,239,273 85,180

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X3 (IO)
2.12% 06/25/44
4
$ 6,243,936 $ 291,404
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K062, Class X3 (IO)
2.08% 01/25/45
4
3,000,000 168,902
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K106, Class X1 (IO)
1.32% 01/25/30
4
9,242,378 611,934
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.17% 05/25/46
4
4,850,000 147,097
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class X3 (IO)
2.15% 05/25/47
4
3,160,000 148,335
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K736, Class X3 (IO)
2.01% 09/25/47
4
2,495,000 110,180
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.22% 06/25/27
4
639,849 14,609
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KLU1, Class X3 (IO)
4.11% 01/25/31
4
254,824 25,263
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT1 (IO)
1.66% 05/25/25
4
3,130,539 47,548
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT2 (IO)
1.81% 05/25/27
4
3,630,109 105,321
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
4
885,928 30,728
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
105,490 103,321
Ginnie Mae,
Series 2011-119, Class IO (IO)
0.19% 08/16/51
4
1,111,687 1,922
Ginnie Mae,
Series 2011-86, Class C
3.64% 09/16/51
4
216,352 204,918
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.62% 12/16/51
4
1,478,838 17,672
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34% 01/16/53
4
$ 259,164 $ 2,427
Ginnie Mae,
Series 2013-33, Class IO (IO)
0.21% 04/16/54
4
337,931 790
Ginnie Mae,
Series 2014-126, Class IO (IO)
0.71% 02/16/55
4
4,763,178 110,649
2,666,733
U.S. Agency Mortgage-Backed — 23 .14%
Fannie Mae REMICS,
Series 2005-56, Class SP
(-6.00 X SOFR30A plus 41.61%, 6.00% Cap)
6.00% 08/25/33
2
1,679 1,669
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
0.55% 11/25/41
2
54,329 4,668
Fannie Mae REMICS,
Series 2012-139, Class AI (IO)
3.00% 12/25/27 125,037 4,923
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 205,474 40,363
Ginnie Mae (TBA)
4.50% 01/20/54 4,725,000 4,612,055
5.00% 01/20/54 4,050,000 4,026,674
5.50% 01/20/54 2,575,000 2,591,892
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.49%, 6.60% Cap)
1.13% 10/20/33
2
243,306 18,519
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 25,094 23,104
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 2,449 2,305
Ginnie Mae,
Series 2023-111, Class FN
(SOFR30A plus 1.20%)
6.54% 08/20/53
2
2,102,393 2,111,719
UMBS (TBA)
2.00% 01/01/54 10,700,000 8,747,250
2.50% 01/01/54 9,450,000 8,051,696
3.00% 01/01/54 11,725,000 10,373,419
4.00% 01/01/54 13,350,000 12,628,296
4.50% 01/01/54 10,950,000 10,626,628
5.00% 01/01/54 9,175,000 9,078,232
5.50% 01/01/54 4,750,000 4,770,781
77,714,193
Total Mortgage-Backed
(Cost $200,924,570) 170,971,156

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
23 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0 .21% *
California — 0 .03%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 $ 100,000 $ 89,572
Florida — 0 .02%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.61% 10/01/32 100,000 83,964
New York — 0 .13%
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 155,000 145,780
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 60,194
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 100,000 79,665
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 175,000 143,710
429,349
Ohio — 0 .03%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 100,000 87,559
Total Municipal Bonds
(Cost $825,498) 690,444
U.S. TREASURY SECURITIES — 5 .49%
U.S. Treasury Notes — 5 .49%
U.S. Treasury Notes
4.25% 12/31/25 710,000 710,028
4.38% 11/30/28 1,390,000 1,422,741
4.38% 12/15/26 14,675,000 14,823,470
4.88% 11/30/25 40,000 40,422
4.88% 10/31/28 140,000 146,158
U.S. Treasury Notes (WI)
3.75% 12/31/28 1,280,000 1,274,250
4.50% 11/15/33 25,000 26,254
Total U.S. Treasury Securities
(Cost $18,294,087) 18,443,323
Total Bonds — 102 .40%
(Cost $376,616,524)
343,880,076
Issues Shares Value
COMMON STOCK — 0 .17%
Communications — 0 .10%
Intelsat Emergence SA
3,5,6,15
(Luxembourg) 11,053 320,542
Issues Shares Value
COMMON STOCK — 0.17% (continued)
Financials — 0 .07%
AGNC Investment Corp. 25,500 $ 250,155
Total Common Stock
(Cost $682,515) 570,697
WARRANT — 0 .00%
Entertainment — 0 .00%
Cineworld Group PLC
3,5,6,15
(United Kingdom) 152,713 —
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 18 .68%
Money Market Funds — 3 .07%
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
16
181,556 181,556
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
16
10,145,000 10,145,000
10,326,556
U.S. Treasury Bills — 15 .61%
U.S. Treasury Bills (WI)
5.32%
17
05/16/24 $ 10,000,000 9,809,031
5.41%
17
02/15/24 5,000,000 4,968,008
5.44%
17
03/21/24 10,000,000 9,886,218
5.44%
17
04/18/24 5,000,000 4,922,912
5.46%
17
04/04/24 11,592,500 11,437,148
5.48%
17
03/07/24 11,500,000 11,392,002
52,415,319
Total Short-Term Investments
(Cost $62,728,252) 62,741,875
Total Investments - 121.25%
(Cost $440,027,291) 407,192,648
Liabilities in Excess of Other Assets - (21.25)% (71,355,884)
Net Assets - 100.00% $ 335,836,764
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $5,420,718, which is 1.61% of total net assets.
7
Perpetual security with no stated maturity date.

Zero coupon bond. The rate shown is the effective yield as of December 31, 2023.

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 24
9
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 6.00% payment-in-kind interest.
10
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.25% cash or 6.25% payment-in-kind interest.
11
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.50% cash or 6.50% payment-in-kind interest.
12
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 6.75% payment-in-kind interest.
13
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.00% cash or 7.00% payment-in-kind interest.
14
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.25% cash or 7.25% payment-in-kind interest.
15
Non-income producing security.
16
Represents the current yield as of December 31, 2023.
17
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 284,000 USD 309,042 Citibank N.A. 01/12/24 $ 4,861
EUR 58,000 USD 63,129 Goldman Sachs International 01/12/24 978
5,839
USD 7,193,301 EUR 6,765,000 Citibank N.A. 01/12/24 (284,004)
USD 268,203 EUR 249,000 Goldman Sachs International 01/12/24 (7,014)
USD 1,184,500 GBP 969,000 Citibank N.A. 01/12/24 (50,882)
(341,900)
NET UNREALIZED DEPRECIATION $ (336,061)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 1,232 03/28/24 $ 134,008,878 $ 2,942,231 $ 2,942,231
U.S. Treasury Two-Year Note 180 03/28/24 37,064,531 342,328 342,328
171,073,409 3,284,559 3,284,559
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 288 03/19/24 (33,988,501) (1,475,285) (1,475,285)
U.S. Treasury Ultra Bond 82 03/19/24 (10,954,688) (1,005,532) (1,005,532)
Euro-Bund Future 17 03/07/24 (2,576,861) (63,682) (63,682)
Euro-Bobl Future 13 03/07/24 (1,712,915) (21,248) (21,248)
Euro-Buxl 30 Year 3 03/07/24 (469,653) (36,192) (36,192)
Long Gilt Future 2 03/26/24 (261,716) (13,057) (13,057)
Euro-Schatz Future 2 03/07/24 (235,390) (698) (698)
(50,199,724) (2,615,694) (2,615,694)
TOTAL FUTURES CONTRACTS $ 120,873,685 $ 668,865 $ 668,865

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
25 / December 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 26
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
FLEXIBLE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 10,326,556 $ — $ — $ 10,326,556
U.S. Treasury Bills 52,415,319 — — 52,415,319
Long-Term Investments:
Asset-Backed Securities — 44,725,706 417,597 45,143,303
Bank Loans — 12,221,212 — 12,221,212
Common Stock 250,155 — 320,542 570,697
Corporates — 91,663,679 24,786 91,688,465
Foreign Government Obligations — 4,722,173 — 4,722,173
Mortgage-Backed Securities — 166,313,363 4,657,793 170,971,156
Municipal Bonds — 690,444 — 690,444
U.S. Treasury Securities 18,443,323 — — 18,443,323
Warrant — — — —
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 5,839 — 5,839
Interest rate contracts 3,284,559 — — 3,284,559
Liabilities:
Foreign currency exchange contracts — (341,900) — (341,900)
Interest rate contracts (2,615,694) — — (2,615,694)
Total $ 82,104,218 $ 320,000,516 $ 5,420,718 $ 407,525,452
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Flexible Income Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
27 / December 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
FLEXIBLE INCOME
FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 438,609 $ 286,780 $ 69,795 $ 3,404,250 $ 4,199,434
Accrued discounts/premiums — — 885 (682,107) (681,222)
Realized gain (loss) — — (113,549) 179 (113,370)
Change in unrealized appreciation* 3,143 33,272 67,655 225,510 329,580
Purchases — 490 22,988 1,744,818 1,768,296
Sales (24,155) — (22,988) (34,857) (82,000)
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
December 31, 2023
$ 417,597 $ 320,542 $ 24,786 $ 4,657,793 $ 5,420,718
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $243,788 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
FLEXIBLE INCOME FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $417,597 Broker Quote Offered Quote $90.44 $90.44 Increase
Common Stock $320,542 Third-Party Vendor Vendor Prices $29.00 $29.00 Increase
Corporate Securities $18,460 Broker Quote Offered Quote $7.25 - $12.50 $9.02 Increase
Corporate Securities $6,326 Third-Party Vendor Vendor Prices $2.25 - $8.00 $3.91 Increase
Mortgage-Backed
Securities-Non-Agency $3,890,915 Third-Party Vendor Vendor Prices $0.00 - $12.01 $9.32 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $688,545 Broker Quote Offered Quote $97.46 - $99.80 $99.14 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $78,333 Third-Party Vendor Vendor Prices $0.27 $0.27 Increase
Warrant $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.